Organization and Business Description	12 Months Ended
Jun. 30, 2026
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

MindForge Inc. (“MindForge” or “formerly known as U-BX Technology Ltd.”), is an exempted company incorporated under the laws of the Cayman Islands on June 30, 2021. MindForge does not conduct any substantive operations on its own but instead conducts its business operations through its subsidiaries.

MindForge together with its subsidiaries (the “Company”) primarily provide value-added services using artificial intelligence-driven technology to businesses within the insurance industry in PRC.

In order to raise capital through an initial public offering in the United States, MindForge has undertaken a series of transactions (the “Reorganization”):

On July 14, 2021, MindForge formed its a wholly owned subsidiary, MF Group Limited (“MF HK”) in Hong Kong. On July 23, 2021, MF HK formed its wholly owned subsidiary, Beijing Lianghua Technology Co., Limited. (“WFOE Beijing”) in PRC.

On August 16, 2021, WFOE Beijing entered into a series of contractual arrangements with the owners of MF Beijing. These agreements included a Consulting and Service Agreement, a Business Operation Agreement, an Equity Pledge Agreement, an Exclusive Call Option Agreement and Shareholder Voting Proxy Agreement (collectively “VIE Agreements”). Pursuant to the VIE Agreements, WFOE Beijing has the exclusive right to provide Youjiayoubao (Beijing) Technology Co., Limited (“MF Beijing”) with comprehensive technical support, consulting services and other services in relation to the Principal Business during the term of this Agreement. All the above contractual arrangements obligate WFOE Beijing to absorb a majority of the risk of loss from the business activities of MF Beijing and entitle WFOE Beijing to receive a majority of their residual returns. In essence, WFOE Beijing has gained effective control over MF Beijing.

On February 20, 2022, with approval of WFOE Beijing and approval of the sole executive director of MF Beijing, MF Beijing issued 2.99% equity interest in MF Beijing for nil consideration to a third-party investor. The issuance was completed on February 28, 2022. On February 28, 2022, WFOE Beijing exercised its call option under the Exclusive Call Option Agreements with certain shareholders of MF Beijing, dated August 16, 2021, and entered into equity transfer agreements with all the shareholders of MF Beijing to purchase all the equity interest in MF Beijing. The restructuring was completed on March 3, 2022. As a result, MF Beijing became a wholly owned subsidiary of WFOE Beijing and the VIE structure was dissolved and the VIE Agreements were terminated. On May 21, 2024, WFOE Beijing signed an equity transfer agreement with Zhejiang JZSC Technology Co., Ltd. (“WFOE Zhejiang”), transferring 100% equity of MF Beijing to WFOE Zhejiang.

Due to operational requirements and business optimization, in October 2024, MindForge disposed of Rudongyoujia Smart Technology Co., Ltd. (“RDYJ”). In December 2024, MindForge disposed of Jiangsu Youjiayouche Technology Co., Ltd. (“Jiangsu YJYC”). In July 2025, MindForge disposed of Jiangsu Jingmo Technology Co., Ltd. (“Jiangsu Jingmo”). In February, 2026, MindForge formed Hangzhou JZYH Technology Co., Ltd. (“JZYH Technology”).

MindForge together with its subsidiaries were effectively controlled by the same shareholders before and after the Reorganization and therefore the Reorganization was considered under common control and included at their historical carrying values. The consolidation has been prepared on the basis of the Reorganization having become effective at the beginning of the first period presented in the consolidated financial statements.

As of June 30, 2026, the Company’s principal subsidiaries are as follows:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
MF Group Limited (“MF HK”)	July 14, 2021	Hong Kong	100%	Investment holding
WFOE Beijing	July 23, 2021	PRC	100%	Investment holding
Youjiayoubao (Beijing) Technology Co., Ltd. (“MF Beijing”)	March 27,2018	PRC	100%	Provision of services
RDYJ	July 27, 2018	PRC	N/A	Liquidated in October 2024
Jiangsu Jingmo	July 9, 2020	PRC	N/A	Liquidated in July 2025
Jiangsu YJYC	June 29, 2020	PRC	N/A	Liquidated in December 2024
Suzhou Lianghua Digital Technology Co., Ltd. (“WFOE Suzhou”)	November 28, 2022	PRC	100%	Investment holding
Suzhou Youjiayoubao Technology Co., Ltd. (“MindForge Suzhou”)	December 2, 2022	PRC	100%	In the process of simplified deregistration since September 2026
Zhejiang JZSC Enterprise Management Co., Ltd. (“WFOE Zhejiang”)	July 10, 2023	PRC	100%	Investment holding
JZSC Technology Co., Ltd. (“JZSC Technology”)	November 6, 2023	PRC	100%	Provision of services
Shanghai ZLQX Technology Service Co., Ltd (“WFOE Shanghai”)	May 7, 2025	PRC	100%	Investment holding
Zhejiang Decision Intelligent Technology Co., Ltd. (“JCZN Hangzhou”)	May 21, 2025	PRC	100%	Investment holding
Hangzhou JZYH Technology Co., Ltd. (“JZYH Technology”)	February 25, 2026	PRC	100%	Provision of services